UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  55 Harristown Road
          Glen Rock, New Jersey


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 444-2850


Signature, Place and Date of Signing:

/s/ Robert Horwitz          Glen Rock, New Jersey         May 13, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $135,091
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE  SHARED  NONE
ACCLAIM ENT                    COM             004325205      4883   1075513  SH        Sole                  1075513
ADVANCEPCS                     COM             00790k109       602     20000  SH        Sole                    20000
AKAMAI TECHNOLOGIES            COM             00971t101       400    100000  SH        Sole                   100000
BRIO TECHNOLOGY INC            COM             109704106       315    115100  SH        Sole                   115100
BRISTOL MEYERS                 COM             110122108      4049    100000  SH        Sole                   100000
CABLEVISION SYSTEMS CORP CL A  COM             12686C109      2955     86900  SH        Sole                    86900
CANDIES INC                    COM             137409108        37     16700  SH        Sole                    16700
CIBER INC                      COM             17163B102       382     41800  SH        Sole                    41800
CRYPTOLOGIC INC                COM             228906103      3556    241900  SH        Sole                   241900
ENTERASYS NETWORKS             COM             293637104      1269    300000  SH        Sole                   300000
ESS TECH                       COM             269151106      1037     50000  SH        Sole                    50000
FAIR ISSAC & CO INC            COM             303250104      0358    163400  SH        Sole                   163400
FLEXTRONICS                    COM             y2573f102      1825    100000  SH        Sole                   100000
FOOTLOCKER                     COM             344849104      5663    350000  SH        Sole                   350000
HCA INC                        COM             404119109      8560    194200  SH        Sole                   194200
HPL TECH                       COM             40426c105      1841    111700  SH        Sole                   111700
ICN PHARMACEUTICALS            COM             448924100      4794    151000  SH        Sole                   151000
INAMED CORP.                   COM             453235103      6791    206400  SH        Sole                   206400
INTERNET CAP GR                COM             46059C106       356    555900  SH        Sole                   555900
LIZ CLAIBORNE INC              COM             539320101      2127     75000  SH        Sole                    75000
M T R GAMING                   COM             553769100      1035     67050  SH        Sole                    67050
MCSI                           COM             55270m108      2736    229700  SH        Sole                   229700
META GROUP INC                 COM             591002100       792    316900  SH        Sole                   316900
NASDAQ 100 SHARES UNIT SER 1   COM             631100104      3606    100000  SH        Sole                   100000
NMT MED                        COM             629294109       475     59400  SH        Sole                    59400
OMNICARE INC                   COM             681904108      2048     79100  SH        Sole                    79100
PACIFIC SUNWEAR                COM             694873100      4317    175500  SH        Sole                   175500
PARTY CITY CORP                COM             702145103      1160     80500  SH        Sole                    80500
PFIZER INC.                    COM             717081103      3974    100000  SH        Sole                   100000
PRG-SCHULTZ INT'L              COM             743168106      1897    135000  SH        Sole                   135000
PRUDENTIAL FINL                COM             744320102      5434    175000  SH        Sole                   175000
RADIAN GROUP                   COM             750261018      5144    104800  SH        Sole                   104800
RAINBOW MEDIA GROUP            COM             12686C844      6264    253800  SH        Sole                   253800
RSA SECURITY INC               COM             749719100      4950    550000  SH        Sole                   550000
SANMINA SCI                    COM             800907107      7050    600000  SH        Sole                   600000
SCP POOLS                      COM             784028102       787     25050  SH        Sole                    25050
SEEBEYOND TECH                 COM             815704101       233     30400  SH        Sole                    30400
SEPRACOR INC                   COM             817315104       398     20500  SH        Sole                    20500
STEVE MADDEN LTD               COM             556269108       581     33200  SH        Sole                    33200
TAKE TWO INTERACTIVE           COM             874054109      4121    205000  SH        Sole                   205000
TRAVELERS                      COM             89420g109       552     27600  SH        Sole                    27600
EARTHWEB INC SUB NOTE CONV     CNV             27032cab4      5000   9900000  PRN       Sole                  9900000
INTERNET CAP GRP               CNV             46059caa4      9552  27290000  PRN       Sole                 27290000
METAMOR WORLDWIDE 2.94%        CNV             59133paa8      1189   2900000  PRN       Sole                  2900000




42255.0001 #322993